S000027379 [Member] Investment Strategy - AB Municipal Bond Inflation Strategy	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks real after-tax return for investors subject to federal income taxes. Real return is the rate of return after adjusting for inflation. The Fund pursues its objective by investing principally in high-quality, predominantly investment-grade, municipal securities that pay interest exempt from federal taxation. As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal securities. These securities may be subject to the federal alternative minimum tax (“AMT”) for some taxpayers.
The Fund will invest at least 80% of its total assets in fixed-income securities rated A or better or the equivalent by one or more nationally recognized statistical rating organizations (or deemed to be of comparable credit quality by the Adviser). The Fund may invest up to 20% of its total assets in below investment grade fixed-income securities (“junk bonds”). If the rating of a fixed-income security falls below investment grade, the Fund will not be obligated to sell the security and may continue to hold it if, in the Adviser’s opinion, the investment is appropriate under the circumstances.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings. The Fund may invest in fixed-income securities with any maturity and duration.
To provide inflation protection, the Fund will typically enter into inflation swaps. The Fund may use other inflation-indexed instruments. Payments to the Fund pursuant to swaps will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal income taxation. It is expected that the Fund’s primary use of derivatives will be for the purpose of inflation protection.
The Fund may also invest in:
•	forward commitments;
•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities;
•	certain types of mortgage-related securities; and
•	derivatives, such as options, futures contracts, forwards and swaps.
The Fund may utilize leverage for investment purposes through the use of tender option bond (“TOB”) transactions. The Adviser considers the impact of TOB transactions, swaps and other derivatives in making its assessments of the Fund’s risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.